RISKS ASSOCIATED WITH TORM'S ACTIVITIES	12 Months Ended
Dec. 31, 2024
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Risk associated with Torm's activities	NOTE 25 – RISKS ASSOCIATED WITH TORM’S ACTIVITIES
TORM’s overall risk tolerance and inherited exposure to risks is divided into five main categories:
•Emerging risks
•Industry and market risks
•Operational risks
•Compliance and IT risks
•Financial risks
The risks described below under each of the five categories are considered to be among the most significant and quantifiable risks for
TORM.
Emerging Risks
Industry-changing risks, such as the substitution of oil for other energy sources and radical changes in transportation patterns, are considered to have a relatively high potential impact but are long-term risks. The Management continues to monitor long-term strategic risks to ensure the earliest possible mitigation of potential risks and develop the necessary capabilities to exploit opportunities created by the same risks.
Please refer to the Risk Management section in our Sustainability Statement under E1 Climate Change section on page 64 in the
Annual Report 2024 for a detailed description of emerging risks.
Industry and Market Risks
Industry and market-related risk factors relate to changes in the markets and in the political, economic, and physical environment which the Management cannot control, such as freight rates and vessel and bunker prices.
Freight rate fluctuations
TORM’s income is primarily generated from voyages carried out using the Company’s fleet of vessels. As such, TORM is exposed to the considerable volatility which characterizes freight rates for such voyages.
It is TORM’s strategy to seek a certain exposure to this risk, as volatility also represents an opportunity because earnings have historically been higher in the day-to-day market compared to time charters. The fluctuations in freight rates for different routes may vary substantially. However, TORM aims to reduce the sensitivity to the volatility of such specific freight rates by actively seeking the optimal geographical positioning of the fleet and by optimizing the services offered to customers. Please refer to Note 12 for details on impairment testing.
Tanker freight income is to a certain extent covered against general fluctuations through the use of physical contracts such as cargo contracts and time charter agreements with durations of 6-36 months . In addition, TORM uses derivative financial instruments such as forward freight agreements (FFAs) with coverage of typically 0-24 months ahead, based on market expectations and in accordance with TORM’s risk management policies.
During 2024, 8.5% (2023: 12.6%, 2022: 12.8%) of the 31,287 earning days deriving from operating the Company’s product tankers were covered in this way. Physical time charter contracts accounted for 65.6% (2023: 8.5%, 2022: 46.1%) of overall coverage. In
2024, the Company sold FFAs with a notional contract value of USD 82.6m (2023: USD 213.9m, 2022: USD 58.3m) and bought
FFAs with a notional contract value of USD 11.7m (2023: USD 0m, 2022: USD 92.3m). The total notional contract volume sold in
2024 was 2,430,000 metric tons (2023: 5,400,000 metric tons; 2022: 2,310,000 metric tons), and the total notional volume bought was
250,000 metric tons (2023: 0 metric tons, 2022: 2,592,000 metric tons). At the end of 2024, the coverage of available earning days for
2025 was 12.8% through time charters, current spot voyages and cargo contracts (2023: 11.3%, 2022: 3.7%).
FFA trade and other freight-related derivatives are subject to specific policies and guidelines approved by the Risk Committee, including trading limits, stop-loss policies, segregation of duties, and other internal control procedures.
NOTE 25 – continued
All things being equal and to the extent the Company’s vessels have not already been chartered out at fixed rates, a freight rate change of USD/day 1,000 would lead to the following changes in profit before tax based on the expected number of earning days for the coming financial year:
Sensitivity to changes in freight rates

USDm	2025	2024	2023
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year	(28.9)	(27.8)	(26.5)
Changes in equity for the following year	(28.9)	(27.8)	(26.5)
Sales and purchase price fluctuations
As an owner of vessels, TORM is exposed to risks associated with changes in the value of the vessels, which can vary considerably during their useful lives. As of December 31, 2024, the carrying value of the fleet was USD 2,826.7m (2023: USD 2,070.2m, 2022:
USD 1,855.9m). Based on broker valuations, TORM’s fleet had a market value of USD 3,582.9m as of December 31, 2024 (2023: USD
3,080.9m, 2022: USD 2,650.3m).
Bunker price fluctuations
The cost of fuel oil consumed by the vessels, known in the industry as bunkers, accounted for 69.0% (2023: 66.6% 61.3%) of the total voyage costs in 2024 and is by far the biggest single cost related to a voyage.
TORM is exposed to fluctuations in bunker prices which are not reflected in the freight rates achieved by TORM. To reduce this exposure, TORM hedges the bunker exposure with oil product instruments to the extent bunker element in the freight rates achieved is considered fixed.
Bunker trade is subject to specific risk policies and guidelines approved by the Risk Committee including trading limits, stop-loss, stop-gain and stop-at-zero policies, segregation of duties and other internal control procedures.
TORM only hedges bunker exposure whenever the freight is fixed beyond one month. In 2024, 6.0% (2023: 17.7%, 2022: 15.2%) of
TORM’s total bunker purchase was hedged through bunker hedging contracts. At the end of 2024, TORM had covered 7% (2023: 5%,
2022: —%) of its bunker requirements for 2025. The total bunker exposure is estimated to be approximately 432,316 metric tons.
All things being equal, a price change of 10% per ton of bunker oil (without subsequent changes in freight rates) would lead to the following changes in expenditure based on the expected bunker consumption in the spot market:
Sensitivity to changes in the bunker price

USDm	2025	2024	2023
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year	(22.5)	(25.9)	(22.1)
Changes in equity for the following year	(22.5)	(25.9)	(22.1)
Operational Risks
Operational risks are risks associated with the ongoing operations of the business and include risks such as the safe operation of vessels, the availability of experienced seafarers and staff, terrorism, piracy as well as insurance and counterparty risk.
NOTE 25 – continued
Insurance Coverage
During the fleet’s operation, various casualties, accidents, and other incidents may occur which may result in financial losses for
TORM. For example national and international rules, regulations, and conventions could mean that TORM may incur substantial liabilities if a vessel is involved in an oil spill or emission of other environmentally hazardous agents.
To reduce the exposure to these risks, the fleet is insured against such risks to the extent possible. The total insurance program comprises a broad cover of risks in relation to the operation of vessels and transportation of cargo, including personal injury, environmental damage and pollution, cargo damage, third-party casualty and liability, hull and machinery damage, total loss, and war.
All TORM’s owned vessels are insured for an amount corresponding to their market value plus a margin to cover any fluctuations.
Liability risks are covered in line with international standards. It is TORM’s policy to cooperate with financially sound international insurance companies with a credit rating of BBB or better, presently some 14-16 companies along with two P&I clubs, to diversify risk. The P&I clubs are members of the internationally recognized collaboration, International Group of P&I clubs, and TORM’s vessels are each insured for the maximum amount available in the P&I system. At the end of 2024, the aggregate insured value of hull and machinery and interest for TORM’s owned vessels amounted to USD 4.32bn (2023: USD 2.34bn, 2022: USD 2.8bn).
Counterparty Risk
Counterparty risk is an ever-present challenge demanding close monitoring to manage and decide on actions to minimize possible losses. The maximum counterparty risk associated is equal to the values recognized in the balance sheet. A consequential effect of the counterparty risk is loss of income in future periods, e.g. counterparties not being able to fulfill their responsibilities under a time charter, a contract of affreightment, or an option. The main risk is the difference between the fixed rates under a time charter or a contract of affreightment and the market rates prevailing upon default. This characterizes the method for identifying the market value of a derivative instrument.
TORM has a close focus on its risk policies and procedures to ensure that risks managed in the day-to-day business are kept at agreed levels, and that changes in the risk situation are brought to the Management’s attention.
TORM’s counterparty risks are primarily associated with:
•Receivables, cash and cash equivalents, including restricted cash
•Contracts of affreightment with a positive fair value
•Derivative financial instruments and commodity instruments with a positive fair value
Receivables, cash, and cash equivalents, including restricted cash
The majority of TORM’s customers are companies operating in the oil industry. It has been assessed that these companies are, to a great extent, subject to the same risk factors as those identified for TORM.
A major part of TORM’s freight revenues stem from a small group of customers. In 2024, one customer accounted for 8% of TORM’s freight revenues (2023: one accounted for 8%, 2022: one accounted for 12%). The concentration of earnings on a few customers requires extra attention to credit risk. TORM has a credit policy under which continued credit evaluations of new and existing customers take place. For long-standing customers, payment of freight normally takes place after a vessel’s cargo has been discharged. For new and smaller customers, TORM’s credit risk is limited as freight is usually paid prior to the cargo’s discharge, or, alternatively, a suitable bank guarantee is placed in lieu thereof.
Because of the payment patterns mentioned above, TORM’s receivables primarily consist of receivables from voyages in progress at year-end and outstanding demurrage. For the past five years, TORM has not experienced any significant losses in respect of charter payments or any other freight agreements. With regard to the collection of original demurrage claims, TORM’s average stands at 98.4%
(2023: 98.6%, 2022: 98.6%), which is considered to be satisfactory given the differences in interpretation of events. In 2024, demurrage represented 13% (2023: 16.0%, 2022: 14.0%) of the total freight revenues. Please refer to Note 1 for more details on recognition of demurrage claims into revenue.
NOTE 25 – continued
Excess liquidity is placed on deposit accounts with major banks with strong and acceptable credit ratings or invested in secure papers such as American or Danish government bonds, or triple AAA-rated money market funds. Cash is invested with the aim of getting the highest possible yield, while maintaining a low counterparty risk, and having adequate liquidity reserves for possible investment opportunities or to withstand a sudden drop in freight rates.
Derivative Financial Instruments and Commodity Instruments
In 2024, 100% (2023: 100%, 2022: 100%) of TORM’s forward freight agreements (FFAs) were traded via clearing houses or over-
the-counter (OTC). Trade via clearing houses effectively reduces counterparty credit risk by daily clearing of balance and OTC trades are only done with investment grade counterparties. Over-the-counter fuel swaps have restrictively been entered into with major oil companies, banks, or highly reputed partners with a satisfactory credit rating. TORM also trades FX and interest derivatives. All such derivatives were entered into with investment grade counterparties.
Financial risks
Financial risks relate to TORM’s financial position, financing, and cash flows generated by the business, including foreign exchange risk and interest rate risk. TORM’s liquidity and capital resources are described in Note 2.
Foreign Exchange Risk
TORM uses USD as its functional currency because most of the Company’s transactions are denominated in USD. The foreign exchange risk is thereby limited to cash flows not denominated in USD. The primary risk relates to transactions denominated in DKK,
EUR, and SGD and relates to administrative and operating expenses.
The part of TORM’s expenses denominated in currencies other than USD accounts for approximately 57.8% (2023: 60.2%, 2022:
81.4%) for administrative expenses and approximately 19.9% (2023: 21.6%, 2022: 19.8%) for operating expenses. TORM’s expected administrative and operating expenses in DKK and EUR for 2025 are approximately DKK 494.0m, whereof 69.1% (2023: 68.3%, 2022:
68.9%) are hedged through FX forward contracts. All FX forward contracts have maturity within 2025, and TORM’s average hedge
USD/DKK currency rate is 6.8. FX exposure is hedged in its entirety for all risks.
TORM assumes identical currency risks arising from exposures in DKK and EUR.
Sensitivity to Changes in the USD/DKK and USD/EUR Exchange Rate
All things being equal, a change in the USD/DKK and the USD/EUR exchange rates of 10% would result in a change in profit/loss before tax and equity as follows:

USDm	2025	2024	2023
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year	(2.1)	(2.2)	(1.8)
Changes in equity for the following year	(2.1)	(2.2)	(1.8)
Interest rate risk
TORM’s interest rate risk generally relates to interest-bearing borrowings. All TORM’s loans for financing vessels are denominated in
USD. Please refer to Note 20 for additional information on borrowings. At the end of 2024, TORM had fixed 82.7% (2023: 86.9%,
2022: 94.6%) of the debt then outstanding with interest rate swaps, fixed rate leasing debt and senior unsecured bond corresponding to an amount of USD 1,019.7m. USD 498.7m of this amount is hedged at an interest rate of 1.29% plus margin with interest rate swaps with maturity in the period 2025-2030.
NOTE 25 – continued
Sensitivity to Changes in Interest Rates
All things being equal, a change in the interest rate level of 1%-point would result in a change in the interest rate expenses as follows:

USDm	2025	2024	2023
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year	(3.0)	(2.7)	(0.7)
Changes in equity for the following year	8.7	10.4	16.3
Liquidity risk
TORM’s strategy is to ensure continuous access to funding sources by maintaining a robust capital structure and a close relationship with several financial partners. As of December 31, 2024, TORM’s loan portfolio was spread across 13 different banks.
As of December 31, 2024, TORM maintains a liquidity reserve of USD 291.2m in cash and cash equivalents, including restricted cash, combined with USD 323.6m in undrawn and committed credit facilities. Cash is only placed in banks with an investment grade rating.
For further information on contractual obligations, including a maturity analysis, please refer to Note 23.